Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables

As at	Dec 31, 2017	Dec 31, 2016
Trade payables	26,351	35,021
Accrued liabilities	68,994	69,855
Interest payable on long-term debt	106,568	44,280
Interest payable on Currency Swaps (Note 13)	—	20,337
Total	201,913	169,493